INVENTORIES	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
INVENTORIES
16.	INVENTORIES

	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Raw materials and consumables	10,345	9,176
Work-in-progress	7,236	7,288
Finished goods	15,224	16,125

	32,805	32,589

All inventories are stated at the lower of cost or net realisable value. The replacement cost of inventories does not differ from cost. Total inventories for the Group are shown net of provisions of US$7,543,000 (2016: US$10,017,000). Cost of sales in 2017 includes inventories expensed of US$54,904,000 (2016: US$50,259,000), (2015: US$53,098,000).

The movement on the inventory provision for the three year period to December 31, 2017 is as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Opening provision at January 1	10,017	4,822	4,636
Charged during the year	2,561	6,390	892
Utilised during the year	(4,749)	(1,065)	(666)
Released during the year	(286)	(130)	(40)

Closing provision at December 31	7,543	10,017	4,822

During 2017, US$286,000 (2016: US$130,000), (2015: US$40,000) of inventory provision relating to net realisable value was released to the statement of operations following a current year review of inventory usage.

In 2016, a provision was created of US$4,786,000 in relation to a number of products which have been culled during the year. This mainly relates to the Bartels and Microtrak product lines which were acquired over 15 years ago. Revenues for these products have been declining significantly over the last number of years and have now reached the end of their economic life, especially given the level of technical support required to keep older products of this nature on the market.